FI - Transfers between levels 1 and 2 (Details 14) - Recurring basis - CHF (SFr) SFr in Millions	Jun. 30, 2018	Jun. 30, 2017
Obligation to return securities received as collateral
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	SFr 8	SFr 0
Transfers out of level 1 to level 2	19	137
Trading Liabilities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	2,891	2,643
Transfers out of level 1 to level 2	117	154
Trading Liabilities | Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	13	0
Transfers out of level 1 to level 2	2	44
Trading Liabilities | Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	41	49
Transfers out of level 1 to level 2	97	78
Trading Liabilities | Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	2,837	2,594
Transfers out of level 1 to level 2	18	32
Securities received as collateral
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	8	0
Transfers out of level 1 to level 2	19	137
Trading assets
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	3,114	2,957
Transfers out of level 1 to level 2	291	367
Trading assets | Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	42	7
Transfers out of level 1 to level 2	108	206
Trading assets | Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	521	663
Transfers out of level 1 to level 2	182	161
Trading assets | Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	2,551	2,287
Transfers out of level 1 to level 2	1	0
Bank | Obligation to return securities received as collateral
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	8	0
Transfers out of level 1 to level 2	19	137
Bank | Trading Liabilities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	2,891	2,643
Transfers out of level 1 to level 2	117	154
Bank | Trading Liabilities | Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	13	0
Transfers out of level 1 to level 2	2	44
Bank | Trading Liabilities | Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	41	49
Transfers out of level 1 to level 2	97	78
Bank | Trading Liabilities | Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	2,837	2,594
Transfers out of level 1 to level 2	18	32
Bank | Securities received as collateral
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	8	0
Transfers out of level 1 to level 2	19	137
Bank | Trading assets
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	3,114	2,957
Transfers out of level 1 to level 2	291	367
Bank | Trading assets | Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	42	7
Transfers out of level 1 to level 2	108	206
Bank | Trading assets | Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	521	663
Transfers out of level 1 to level 2	182	161
Bank | Trading assets | Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	2,551	2,287
Transfers out of level 1 to level 2	SFr 1	SFr 0